Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity File Number	000-29970
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Entity Address, Address Line One	120 Randall Drive
Entity Address, Address Line Two	Waterloo
Entity Address, City or Town	Ontario, Canada
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N2V 1C6